AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 21, 2014

                                                             File No. 333-188279
                                                              File No. 811-22838

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 2                       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 5                             /X/

                                  THE KP FUNDS
                                  ------------
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                            ------------------------
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-342-5734
                                 --------------
               Registrant's Telephone Number, including Area Code

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 2 relates solely to the KP International Equity Fund, KP Fixed Income Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund and KP Retirement Path 2060 Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-188279 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of May, 2014.

                                                  THE KP FUNDS

                                                  By:       *
                                                      --------------------------
                                                      Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

       *                         Trustee                         May 21, 2014
---------------------
John K. Darr

       *                         Trustee                         May 21, 2014
---------------------
William M. Doran

       *                         Trustee                         May 21, 2014
----------------------
Joseph T. Grause, Jr.

       *                         Trustee                         May 21, 2014
----------------------
Mitchell A. Johnson

       *                         Trustee                         May 21, 2014
----------------------
Betty L. Krikorian

       *                         Trustee                         May 21, 2014
----------------------
Robert A. Nesher

       *                         Trustee                         May 21, 2014
----------------------
Bruce Speca

       *                         Trustee                         May 21, 2014
-----------------------
George J. Sullivan, Jr.

       *                         President                       May 21, 2014
-----------------------
Michael Beattie


       *                         Treasurer, Controller &         May 21, 2014
-----------------------          Chief Financial Officer
James F. Volk


*By:     /s/ Dianne M. Descoteaux
         ------------------------
         Dianne M. Descoteaux
         Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxomony Extension Presentation Linkbase